UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Duma Capital Partners, L.P.
Address:   1370 Avenue of the Americas, 23rd Floor
           New York, NY 10019

13F File Number: 028-11715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Sangyeup Lee
Title:    Chief Operating Officer
Phone:    (212) 918-1731

Signature, Place and Date of Signing:


    /s/   Sangyeup Lee                 New York, NY                May 15, 2007
    ------------------------------     ---------------------       ------------
                  [Signature]               [City, State]              [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    67
                                           ------------------------------

Form 13F Information Table Value Total:    $ 297,625
                                           --------------------
                                               (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE



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
                                                 FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2       COLUMN 3      COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------


ALTRIA GROUP INC              COM             02209S103      3337    38000    SH           SOLE                  38000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

AMARIN CORP PLC           SPONSORED ADR       023111107       460   200000    SH           SOLE                 200000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS CO           COM             025816109     10129   179600    SH   CALL    SOLE                 179600     0     0
-----------------------------------------------------------------------------------------------------------------------------------

AMERICA MOVIL SAB DE CV    SPON ADR L SHS     02364W105      1180    24700    SH           SOLE                  24700     0     0
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN STD COS INC DEL      COM             029712106      2561    48300    SH           SOLE                  48300     0     0
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN TOWER CORP           CL A            029912201      1169    30000    SH           SOLE                  30000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

ANHEUSER BUSCH COS INC        COM             035229103      3532    70000    SH           SOLE                  70000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

ARCHER DANIELS MIDLAND CO     COM             039483102      1468    40000    SH           SOLE                  40000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

BURLINGTON NORTHN SANTA FE C  COM             12189T104      2107    26200    SH           SOLE                  26200     0     0
-----------------------------------------------------------------------------------------------------------------------------------

CABLEVISION SYS CORP      CL A  NY CABLVS     12686C109       913    30000    SH           SOLE                  30000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

CHESAPEAKE ENERGY CORP        COM             165167107      1390    45000    SH           SOLE                  45000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD    20441W203       473     8600    SH           SOLE                   8600     0     0
-----------------------------------------------------------------------------------------------------------------------------------

COMPUTER SCIENCES CORP        COM             205363104       521    10000    SH           SOLE                  10000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

CSX CORP                      COM             126408103      3376    84300    SH           SOLE                  84300     0     0
-----------------------------------------------------------------------------------------------------------------------------------

DIME BANCORP INC NEW    *W EXP 99/99/999      25429Q110        85   500000    SH           SOLE                 500000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

EAGLE MATERIALS INC           COM             26969P108      1116    25000    SH           SOLE                  25000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

FEDERATED DEPT STORES INC DE  COM             31410H101      1126    25000    SH           SOLE                  25000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

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

                                                 FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2       COLUMN 3      COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------


FLORIDA EAST COAST INDS       COM             340632108       5956   95000    SH           SOLE                  95000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

FOCUS MEDIA HLDG LTD     SPONSORED ADR        34415V109       1044   13300    SH           SOLE                  13300     0     0
-----------------------------------------------------------------------------------------------------------------------------------

FORD MTR CO DEL            COM PAR $0.01      345370860        124   15700    SH   PUT     SOLE                  15700     0     0
-----------------------------------------------------------------------------------------------------------------------------------

FOSTER WHEELER LTD          SHS NEW           G36535139       2482   42500    SH           SOLE                  42500     0     0
-----------------------------------------------------------------------------------------------------------------------------------

FRONTEER DEV GROUP INC        COM             35903Q106        577   45000    SH           SOLE                  45000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

GARTNER INC                   COM             366651107        479   20000    SH           SOLE                  20000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

GENCORP INC                   COM             368682100       5204   376000   SH           SOLE                 376000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

GENERAL MTRS CORP             COM             370442105       3064   100000   SH   PUT     SOLE                 100000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

GIGAMEDIA LTD                 ORD             Y2711Y104        276    20000   SH           SOLE                  20000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

GRACE W R & CO DEL NEW        COM             38388F108      21921   829700   SH           SOLE                 829700     0     0
-----------------------------------------------------------------------------------------------------------------------------------

GREAT LAKES DREDGE & DOCK CO  COM             390607109        172    25000   SH           SOLE                  25000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

GPO AEROPORTUARIO DEL  PAC SA  SPON ADR B     400506101       1075    25000   SH           SOLE                  25000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

GRUPO TELEVISA SA DE CV    SP ADR REP ORD     40049J206        894    30000   SH           SOLE                  30000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

GULFPORT ENERGY CORP       COM NEW            402635304        200    15000   SH           SOLE                  15000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

HARMONIC INC                  COM             413160102        295    30000   SH           SOLE                  30000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

HERBALIFE  LTD            COM USD SHS         G4412G101       1176    30000   SH           SOLE                  30000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

IPSCO INC                     COM             462622101       1314    10000   SH           SOLE                  10000     0     0
-----------------------------------------------------------------------------------------------------------------------------------



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


                                                 FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2       COLUMN 3      COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------


ISHARES INC                MSCI JAPAN         464286848       3109  213400    SH           SOLE                 213400     0     0
-----------------------------------------------------------------------------------------------------------------------------------

ISHARES TR                RUSSELL 2000        464287655      19878  250000    SH   PUT     SOLE                 250000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

ISHARES TR                RUSSELL 2000        464287655      50091  630000    SH   PUT     SOLE                 630000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

IVANHOE MINES LTD             COM             46579N103        230   20000    SH           SOLE                  20000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

KANSAS CITY SOUTHERN       COM NEW            485170302       3167   89000    SH           SOLE                  89000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

KBR INC                       COM             48242W106        509   25000    SH           SOLE                  25000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

KHD HUMBOLDT WEDAG INTL LTD   COM             482462108       2311   56776    SH           SOLE                  56776     0     0
-----------------------------------------------------------------------------------------------------------------------------------

LEVEL 3 COMMUNICATIONS INC    COM             52729N100        915  150000    SH           SOLE                 150000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

MASTERCARD INC                CL A            57636Q104       2050   19300    SH           SOLE                  19300     0     0
-----------------------------------------------------------------------------------------------------------------------------------

MICROSOFT CORP                COM             594918104        557   20000    SH           SOLE                  20000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

MOTOROLA INC                  COM             620076109        452   25600    SH           SOLE                  25600     0     0
-----------------------------------------------------------------------------------------------------------------------------------

MOVIE GALLERY INC             COM             624581104        947  210700    SH           SOLE                 210700     0     0
-----------------------------------------------------------------------------------------------------------------------------------

MSC SOFTWARE CORP             COM             553531104       1856  135000    SH           SOLE                 135000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

NII HLDGS INC              CL B NEW           62913F201       1150   15500    SH           SOLE                  15500     0     0
-----------------------------------------------------------------------------------------------------------------------------------

NORFOLK SOUTHERN CORP         COM             655844108        977   19300    SH           SOLE                  19300     0     0
-----------------------------------------------------------------------------------------------------------------------------------

NUCOR CORP                    COM             670346105        814   12500    SH           SOLE                  12500     0     0
-----------------------------------------------------------------------------------------------------------------------------------

NYSE GROUP INC                COM             62949W103       1781   19000    SH           SOLE                  19000     0     0
-----------------------------------------------------------------------------------------------------------------------------------


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


                                                 FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2       COLUMN 3      COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------


PHH CORP                   COM NEW            693320202       1528   50000    SH           SOLE                  50000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

QUALCOMM INC                  COM             747525103       1280   30000    SH           SOLE                  30000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

QUILMES INDL QUINSA SOCIETE  SP ADR CL B      74838Y207      16312  220605    SH           SOLE                 220605     0     0
-----------------------------------------------------------------------------------------------------------------------------------

SPDR  TR                   UNIT SER 1         78462F103      28400  200000    SH   PUT     SOLE                 200000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

SPDR  TR                   UNIT SER 1         78462F103      42600  300000    SH   PUT     SOLE                 300000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

SPDR  TR                   UNIT SER 1         78462F103      19880  140000    SH   PUT     SOLE                 140000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

SEARS HLDGS CORP              COM             812350106       1351    7500    SH           SOLE                   7500     0     0
-----------------------------------------------------------------------------------------------------------------------------------

SHAW GROUP INC                COM             820280105       3127  100000    SH           SOLE                 100000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

SPRINT NEXTEL CORP         COM FON            852061100        474   25000    SH           SOLE                  25000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

TEXAS INDS INC                COM             882491103        378    5000    SH           SOLE                   5000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

THRESHOLD PHARMACEUTICAL INC  COM             885807107        147  100000    SH           SOLE                 100000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

TRIMERIS INC                  COM             896263100        206   30000    SH           SOLE                  30000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

ULTRA PETROLEUM CORP          COM             903914109        638   12000    SH           SOLE                  12000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

UNION PAC CORP                COM             907818108       3118   30700    SH           SOLE                  30700     0     0
-----------------------------------------------------------------------------------------------------------------------------------

VIRGIN MEDIA INC              COM             92769L101       1338   53000    SH           SOLE                  53000     0     0
-----------------------------------------------------------------------------------------------------------------------------------

WEYERHAEUSER CO               COM             962166104       4858   65000    SH           SOLE                  65000     0     0
-----------------------------------------------------------------------------------------------------------------------------------



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